Software and Other Intangibles - Additional Information (Detail) (USD $)			2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended							1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Predecessor [Member]	Sep. 30, 2014 Trademarks [Member]	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2012 Trademarks [Member] Predecessor [Member]	Dec. 31, 2013 Capitalized Software [Member]	Sep. 30, 2014 Capitalized Software [Member] Successor [Member]	Aug. 30, 2013 Capitalized Software [Member] Predecessor [Member]	Dec. 31, 2012 Capitalized Software [Member] Predecessor [Member]	Dec. 31, 2011 Capitalized Software [Member] Predecessor [Member]	Sep. 30, 2014 Development of New Website [Member] Successor [Member]	Sep. 30, 2014 Purchased and Internally Developed Software [Member]	Dec. 31, 2013 Purchased and Internally Developed Software [Member]	Sep. 30, 2014 Purchased and Internally Developed Software [Member] Successor [Member]	Dec. 31, 2012 Purchased and Internally Developed Software [Member] Predecessor [Member]	Oct. 31, 2014 New ERP Software [Member] Subsequent Event [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 1,800,000	$ 6,800,000	$ 14,900,000	$ 800,000	$ 1,600,000	$ 2,100,000								$ 10,000	$ 300,000	$ 900,000	$ 1,400,000
Amortization on estimated useful life									15 years	15 years		15 years	15 years		5 years										3 years
Capitalized costs	136,101,000	132,920,000					28,159,000		117,540,000	117,919,000	7,224,000	14,943,000	14,990,000	317,000				1,000,000		100,000	3,618,000	11,000	3,500,000	20,618,000
Amortization expense, 2014		18,900,000
Amortization expense, 2015		14,700,000
Amortization expense, 2016		12,200,000
Amortization expense, 2017		10,500,000
Amortization expense, 2018		$ 9,400,000